Quarterly Holdings Report
for

Fidelity Advisor® Stock Selector Mid Cap Fund

August 31, 2020

MC-QTLY-1020
1.805741.116

Schedule of Investments August 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value (000s)
COMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 0.2%
GCI Liberty, Inc. (a)	47,524	$3,839
Media - 1.7%
Cable One, Inc.	1,900	3,497
Discovery Communications, Inc. Class A (a)(b)	138,980	3,067
Interpublic Group of Companies, Inc.	195,451	3,471
Liberty Broadband Corp. Class A (a)	26,587	3,674
Liberty Media Corp.:
Liberty SiriusXM Series A (a)	95,100	3,453
Liberty SiriusXM Series C (a)	1	0
Nexstar Broadcasting Group, Inc. Class A	31,900	3,063
Omnicom Group, Inc.	60,182	3,255
The New York Times Co. Class A	80,200	3,475
ViacomCBS, Inc. Class B	143,900	4,008
		30,963

TOTAL COMMUNICATION SERVICES		34,802

CONSUMER DISCRETIONARY - 14.4%
Auto Components - 2.6%
BorgWarner, Inc.	489,000	19,849
Gentex Corp.	258,100	6,982
Lear Corp.	181,000	20,621
		47,452
Automobiles - 0.6%
Harley-Davidson, Inc. (b)	406,400	11,261
Distributors - 1.0%
LKQ Corp. (a)	579,600	18,397
Diversified Consumer Services - 0.5%
H&R Block, Inc.	604,100	8,759
Hotels, Restaurants & Leisure - 0.5%
Darden Restaurants, Inc.	98,400	8,528
Household Durables - 3.7%
Lennar Corp. Class A	236,600	17,702
Mohawk Industries, Inc. (a)	132,800	12,261
NVR, Inc. (a)	3,300	13,756
Whirlpool Corp. (b)	133,900	23,797
		67,516
Leisure Products - 0.6%
Mattel, Inc. (a)(b)	1,073,300	11,533
Specialty Retail - 0.9%
AutoNation, Inc. (a)	302,400	17,194
Textiles, Apparel & Luxury Goods - 4.0%
Capri Holdings Ltd. (a)	401,300	6,357
Hanesbrands, Inc.	844,100	12,906
PVH Corp.	368,000	20,520
Ralph Lauren Corp.	145,400	10,008
Tapestry, Inc.	1,087,500	16,019
Wolverine World Wide, Inc.	312,600	7,809
		73,619

TOTAL CONSUMER DISCRETIONARY		264,259

CONSUMER STAPLES - 3.3%
Beverages - 0.2%
Boston Beer Co., Inc. Class A (a)	4,400	3,881
Food & Staples Retailing - 0.5%
Casey's General Stores, Inc.	17,100	3,041
U.S. Foods Holding Corp. (a)	220,000	5,357
		8,398
Food Products - 1.3%
Conagra Brands, Inc.	122,927	4,715
Ingredion, Inc.	135,600	10,908
Nomad Foods Ltd. (a)	237,500	5,857
Post Holdings, Inc. (a)	34,100	3,001
		24,481
Household Products - 1.2%
Church & Dwight Co., Inc.	31,600	3,028
Energizer Holdings, Inc.	192,600	8,915
Reynolds Consumer Products, Inc.	173,400	5,762
Spectrum Brands Holdings, Inc.	66,007	3,934
		21,639
Tobacco - 0.1%
Universal Corp.	29,600	1,285

TOTAL CONSUMER STAPLES		59,684

ENERGY - 1.3%
Energy Equipment & Services - 0.1%
Dril-Quip, Inc. (a)	39,700	1,315
Oil, Gas & Consumable Fuels - 1.2%
Cimarex Energy Co.	192,100	5,337
EQT Corp.	461,500	7,324
HollyFrontier Corp.	84,500	2,017
PBF Energy, Inc. Class A (b)	223,300	1,911
PDC Energy, Inc. (a)	116,200	1,759
WPX Energy, Inc. (a)	835,000	4,643
		22,991

TOTAL ENERGY		24,306

FINANCIALS - 14.4%
Banks - 4.5%
First Horizon National Corp.	1,918,300	18,320
Huntington Bancshares, Inc.	1,023,006	9,626
Live Oak Bancshares, Inc.	124,700	2,766
PacWest Bancorp	988,800	18,866
Piraeus Bank SA (a)	1,177,100	1,695
Signature Bank	123,900	12,022
TCF Financial Corp.	443,000	11,908
Wintrust Financial Corp.	158,300	6,889
		82,092
Capital Markets - 1.2%
AllianceBernstein Holding LP	236,500	6,738
Lazard Ltd. Class A	172,500	5,463
Virtu Financial, Inc. Class A	401,170	10,362
		22,563
Consumer Finance - 2.9%
Ally Financial, Inc.	242,500	5,548
Discover Financial Services	130,900	6,948
First Cash Financial Services, Inc.	184,266	11,010
OneMain Holdings, Inc.	603,614	17,553
SLM Corp.	1,482,362	11,325
		52,384
Diversified Financial Services - 0.2%
ECN Capital Corp.	856,100	3,380
Insurance - 5.0%
Arthur J. Gallagher & Co.	28,400	2,991
Assurant, Inc.	152,500	18,538
BRP Group, Inc. (a)	452,366	12,445
Fairfax Financial Holdings Ltd. (sub. vtg.)	38,600	11,899
First American Financial Corp.	225,300	11,844
Old Republic International Corp.	945,700	15,235
RenaissanceRe Holdings Ltd.	80,200	14,736
Talanx AG	123,600	4,593
		92,281
Thrifts & Mortgage Finance - 0.6%
Essent Group Ltd.	149,400	5,334
MGIC Investment Corp.	533,200	4,889
		10,223

TOTAL FINANCIALS		262,923

HEALTH CARE - 10.4%
Biotechnology - 1.4%
Exelixis, Inc. (a)	450,000	9,999
Neurocrine Biosciences, Inc. (a)	95,000	11,060
Sarepta Therapeutics, Inc. (a)	32,800	4,803
		25,862
Health Care Equipment & Supplies - 5.2%
Insulet Corp. (a)	67,000	14,623
Masimo Corp. (a)	94,000	21,056
Nanosonics Ltd. (a)	2,280,000	10,191
Nevro Corp. (a)	69,000	9,490
Penumbra, Inc. (a)	102,000	21,333
Quidel Corp. (a)	41,900	7,373
Tandem Diabetes Care, Inc. (a)	90,000	10,145
		94,211
Health Care Providers & Services - 2.8%
Centene Corp. (a)	154,000	9,443
LHC Group, Inc. (a)	94,000	19,593
Molina Healthcare, Inc. (a)	120,000	22,196
		51,232
Life Sciences Tools & Services - 0.6%
Bruker Corp.	260,000	10,925
Pharmaceuticals - 0.4%
Nektar Therapeutics (a)(b)	400,000	7,736

TOTAL HEALTH CARE		189,966

INDUSTRIALS - 15.7%
Aerospace & Defense - 1.4%
Curtiss-Wright Corp.	226,800	23,206
Rolls-Royce Holdings PLC	724,800	2,289
		25,495
Airlines - 0.2%
JetBlue Airways Corp. (a)	286,500	3,300
Building Products - 1.1%
Jeld-Wen Holding, Inc. (a)	939,609	19,779
Construction & Engineering - 3.4%
AECOM (a)	861,737	34,051
Arcadis NV	460,684	10,583
Fluor Corp.	151,700	1,444
Granite Construction, Inc. (b)	890,680	16,558
		62,636
Electrical Equipment - 1.5%
Sensata Technologies, Inc. PLC (a)	672,119	27,987
Machinery - 2.1%
Allison Transmission Holdings, Inc.	656,963	23,565
Colfax Corp. (a)	432,907	14,407
		37,972
Marine - 0.9%
A.P. Moller - Maersk A/S Series B	11,146	17,079
Professional Services - 1.1%
Nielsen Holdings PLC	1,282,599	19,598
Road & Rail - 1.6%
Knight-Swift Transportation Holdings, Inc. Class A (b)	290,300	13,197
Ryder System, Inc.	416,983	17,055
		30,252
Trading Companies & Distributors - 2.4%
HD Supply Holdings, Inc. (a)	704,119	27,925
MRC Global, Inc. (a)	2,850,742	16,221
		44,146

TOTAL INDUSTRIALS		288,244

INFORMATION TECHNOLOGY - 16.0%
Electronic Equipment & Components - 3.9%
Avnet, Inc.	363,300	9,994
Cognex Corp.	283,800	19,636
Corning, Inc.	175,600	5,700
Jabil, Inc.	113,500	3,876
Trimble, Inc. (a)	380,200	19,926
TTM Technologies, Inc. (a)	466,200	5,343
Vishay Intertechnology, Inc.	382,900	6,123
		70,598
IT Services - 4.1%
Akamai Technologies, Inc. (a)	48,300	5,624
CACI International, Inc. Class A (a)	28,800	6,745
Capgemini SA	92,700	12,832
ExlService Holdings, Inc. (a)	112,373	7,157
Gartner, Inc. (a)	79,500	10,321
GoDaddy, Inc. (a)	117,700	9,849
Liveramp Holdings, Inc. (a)	183,800	10,263
WEX, Inc. (a)	79,300	12,665
		75,456
Semiconductors & Semiconductor Equipment - 1.2%
Cirrus Logic, Inc. (a)	178,300	10,803
ON Semiconductor Corp. (a)	373,600	7,984
Skyworks Solutions, Inc.	25,400	3,679
		22,466
Software - 6.4%
Anaplan, Inc. (a)	128,400	7,865
Aspen Technology, Inc. (a)	57,600	7,317
Blackbaud, Inc.	174,000	11,110
Box, Inc. Class A (a)	79,800	1,566
Ceridian HCM Holding, Inc. (a)	117,900	9,375
Constellation Software, Inc.	6,300	7,293
Elastic NV (a)	56,000	6,080
HubSpot, Inc. (a)	9,000	2,697
LogMeIn, Inc.	79,200	6,815
Micro Focus International PLC	594,393	2,358
Nortonlifelock, Inc.	309,300	7,275
Nuance Communications, Inc. (a)	128,000	3,835
Parametric Technology Corp. (a)	201,900	18,456
Pluralsight, Inc. (a)	386,100	7,390
Proofpoint, Inc. (a)	3,200	351
RealPage, Inc. (a)	131,900	8,260
Tenable Holdings, Inc. (a)	244,500	9,203
		117,246
Technology Hardware, Storage & Peripherals - 0.4%
Western Digital Corp.	201,800	7,753

TOTAL INFORMATION TECHNOLOGY		293,519

MATERIALS - 6.0%
Chemicals - 1.9%
Ashland Global Holdings, Inc.	177,800	13,102
RPM International, Inc.	157,000	13,309
The Chemours Co. LLC	372,900	7,704
		34,115
Construction Materials - 0.6%
Eagle Materials, Inc.	133,000	10,875
Containers & Packaging - 1.6%
Aptargroup, Inc.	149,600	17,711
Sonoco Products Co.	202,600	10,744
		28,455
Metals & Mining - 1.3%
Steel Dynamics, Inc.	449,800	13,278
Yamana Gold, Inc.	1,845,100	11,440
		24,718
Paper & Forest Products - 0.6%
Louisiana-Pacific Corp.	336,800	11,094

TOTAL MATERIALS		109,257

REAL ESTATE - 9.1%
Equity Real Estate Investment Trusts (REITs) - 8.5%
CoreSite Realty Corp.	127,800	15,649
CubeSmart	186,972	5,912
Douglas Emmett, Inc.	447,500	12,494
Duke Realty Corp.	388,774	14,987
Four Corners Property Trust, Inc.	578,372	14,604
Healthcare Realty Trust, Inc.	526,254	15,182
Highwoods Properties, Inc. (SBI)	366,000	13,637
Invitation Homes, Inc.	258,700	7,407
Mid-America Apartment Communities, Inc.	39,100	4,579
Outfront Media, Inc.	223,100	3,777
Postal Realty Trust, Inc.	306,199	4,654
Potlatch Corp.	145,028	6,677
RLJ Lodging Trust	506,372	4,780
Terreno Realty Corp.	90,800	5,415
UDR, Inc.	199,263	6,936
Ventas, Inc.	303,400	12,503
VICI Properties, Inc.	297,400	6,644
		155,837
Real Estate Management & Development - 0.6%
Cushman & Wakefield PLC (a)	603,711	7,009
The RMR Group, Inc.	140,256	3,958
		10,967

TOTAL REAL ESTATE		166,804

UTILITIES - 3.9%
Electric Utilities - 1.0%
IDACORP, Inc.	55,192	4,962
OGE Energy Corp.	170,600	5,435
PNM Resources, Inc.	192,900	8,426
		18,823
Gas Utilities - 1.1%
National Fuel Gas Co. (b)	134,100	6,120
Southwest Gas Holdings, Inc.	124,400	7,821
UGI Corp.	178,400	6,160
		20,101
Independent Power and Renewable Electricity Producers - 0.3%
Clearway Energy, Inc. Class C	198,200	5,056
Multi-Utilities - 0.8%
Black Hills Corp.	116,700	6,545
MDU Resources Group, Inc.	314,539	7,429
		13,974
Water Utilities - 0.7%
Essential Utilities, Inc.	310,115	13,180

TOTAL UTILITIES		71,134

TOTAL COMMON STOCKS
(Cost $1,639,848)		1,764,898
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.4%
U.S. Treasury Bills, yield at date of purchase 0.13% to 0.14% 9/3/20 to 9/24/20 (c)
(Cost $6,879)	6,880	6,880
	Shares	Value (000s)

Money Market Funds - 6.6%
Fidelity Cash Central Fund 0.12% (d)	70,912,658	$70,927
Fidelity Securities Lending Cash Central Fund 0.11% (d)(e)	49,930,150	49,935
TOTAL MONEY MARKET FUNDS
(Cost $120,858)		120,862
TOTAL INVESTMENT IN SECURITIES - 103.4%
(Cost $1,767,585)		1,892,640
NET OTHER ASSETS (LIABILITIES) - (3.4)%		(62,193)
NET ASSETS - 100%		$1,830,447

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	170	Sept. 2020	$32,739	$2,996	$2,996

The notional amount of futures purchased as a percentage of Net Assets is 1.8%

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,767,000.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$274
Fidelity Securities Lending Cash Central Fund	80
Total	$354

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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